Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables	This caption was made up as follows:
	Current		Non-current
	2025	2024	2025	2024
	S/(000)	S/(000)	S/(000)	S/(000)

Trade receivables (b)	107,496	95,419	-	-
Contract asset (c)	26,263	26,701	-	-
Other accounts receivable	10,269	8,613	-	-
Funds restricted to tax payments	4,022	393	-	-
Accounts receivable from Parent and affiliates, note 23	2,633	1,969	-	-
Loans granted	2,130	-	-	-
Loans to employees	776	910	-	-
Interest receivable	568	963	-	-
Other receivables from sale of fixed assets	24	139	-	-
Allowance for expected credit losses (e) and (f)	(14,099)	(11,486)	-	-
Financial assets classified as receivables (f)	140,082	123,621	-	-
Other accounts receivable	-	-	16,439	13,022
Claim to the SUNAT (d)	-	-	11,118	29,559
Value-added tax credit	6,592	7,547	893	643
Tax refund receivable	-	-	9,034	9,034
Allowance for expected credit losses (e)	-	-	(9,034)	(9,034)
Non-financial assets classified as receivables	6,592	7,547	28,450	43,224
	146,674	131,168	28,450	43,224

(b)	Trade account receivables presented net of discounts and bonuses, have current maturity (30 to 90 days) and those overdue bear interest.

(c)	It corresponds mainly to paving services whose recognition is carried out according to the provisions of note 2.3.13.

(d)	On March 22, 2021, the Company received Tax Court Resolution N° 00905-4-21 that declares the calculation of Mining Royalty should be based on gross sale of the final product (cement) for the years 2008 and 2009. This is an opposite position to what is established by the Constitutional Court in the STC Exp. N° 1043-2013-PA/TC that declares founded the writ of protection presented by the Company recognizing our right to calculate mining royalties exclusively based on the value of the mining component, without considering in any way the value of the final products derived from industrial and manufacturing processes.

Pursuant to this, the Company initiated two legal proceedings: (i) a constitutional process to denounce the repression of homogeneous harmful acts, filed on March 31, 2021; and, (ii) a contentious-administrative claim filed before the ordinary court, the object of which was the annulment and return of securities, filed on June 22, 2021.

To date, both processes have culminated with resolutions favorable to the Company’s claims. In this regard, the ruling issued by the Constitutional Court in the proceedings for the complaint of repression of homogeneous harmful acts, dated December 16, 2024, declares the constitutional grievance appeal well-founded and consequently the respective RTF void, ordering the Tax Court to comply with the issuance of new resolutions complying with the judgment issued in STC 1043-2013-PA/TC in the sense that the method for calculating mining royalties established therein also applies to the 2008 and 2009 fiscal years and not only from 2011 onwards, as argued by the Tax Court and the National Superintendency of Tax Administration (SUNAT).

As a consequence of said ruling, it is appropriate for the National Superintendency of Tax Administration (SUNAT), either directly or through enforcement, to proceed with the return of the amounts paid by the Company amounting to S/29,559,000, since this constitutes a direct effect of the execution of the mandate ordered by the Constitutional Court.

As of August 20, 2025, The National Superintendency of Tax Administration (SUNAT) made a partial refund of accounts receivable for mining royalties in the amount of S/18,441,000, leaving an outstanding balance of S/11,118,000 to be collected as of December 31, 2025. In the opinion of Management and its external legal advisors, there is a very high probability of obtaining a favorable outcome.

(e)	The movement of the allowance for expected credit losses is as follows:
(f)	The aging analysis of trade and other accounts receivable, classified as financial assets, as of December 31, 2025 and 2024, is as follows:

Schedule of Movement of the Allowance for Expected Credit Losses	The movement of the allowance for expected credit losses is as follows:
	2025	2024	2023
	S/(000)	S/(000)	S/(000)

Opening balance	20,520	18,048	16,467
Additions, note 19	3,467	2,751	1,707
Recoveries	(854)	(279)	(126)

Ending balance	23,133	20,520	18,048

Schedule of Analysis of Trade and Other Accounts Receivable	The aging analysis of trade and other accounts receivable, classified as financial assets, as of December 31, 2025 and 2024, is as follows:
			Past due but not impaired
As of December 31, 2025	Total	Neither past due nor impaired	<30 days	30-60 days	61-90 days	91-120 days	>120 days
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Expected credit loss rate	9.1%	0.4%	2.7%	7.5%	22.9%	21.2%	61.1%
Carrying amount 2025	154,181	113,149	13,522	2,889	2,741	2,362	19,518
Expected credit loss	14,099	463	363	218	628	501	11,926

			Past due but not impaired
As of December 31, 2024	Total	Neither past due nor impaired	<30 days	30-60 days	61-90 days	91-120 days	>120 days
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Expected credit loss rate	8.5%	0.2%	2.0%	2.8%	2.6%	8.6%	82.5%
Carrying amount 2024	135,107	100,349	11,138	5,109	4,326	1,275	12,910
Expected credit loss	11,486	244	228	145	114	110	10,645